Borrowings - Schedule of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Aug. 18, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest		5.80%		3.75%
Total Syndicated term loan	$ 64,275		$ 38,626
Total Other term loans	80,717		96,851
Reverse factoring	17,813		10,080
Total Lease liabilities	35,247		34,192
Total Factoring obligations	4,111		2,317
Overdrafts and credit cards	153		80
Total Notes	115,000		115,000
Lease liabilities	$ 1,331		1,501
Syndicated term loan
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	5.30%				5.30%
Total Syndicated term loan	$ 0		38,626
Syndicated Term Loan 2
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest					4.80%
New Banco Credit Agreement
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	8.50%
Total Syndicated term loan	$ 64,275		0
Other Term Loan One
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Other term loans	$ 14,323		$ 9,549
Other Term Loan One | A.N.
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	23.50%
Other Term Loan One | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest			13.99%
Other Term Loan One | Minimum | A.E.
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	17.72%
Other Term Loan One | Minimum | IBR
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	5.00%
Other Term Loan One | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest			25.30%
Other Term Loan One | Maximum | A.E.
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	32.00%
Other Term Loan One | Maximum | DTF
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	3.00%
Other Term Loan Two
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Other term loans	$ 13,468		$ 21,267
Other Term Loan Two | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	2.25%		2.25%
Other Term Loan Two | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	7.25%		10.20%
Other Term Loan Three
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Other term loans	$ 7,364		$ 6,837
Other Term Loan Three | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	8.00%
Other Term Loan Three | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	12.79%
Other Term Loan Four
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Other term loans	$ 545		$ 2,176
Other Term Loan Four | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	9.84%		9.84%
Other Term Loan Four | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	13.08%		18.00%
Other Term Loan Five
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Other term loans	$ 23,621		$ 23,454
Other Term Loan Five | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	3.00%		4.80%
Other Term Loan Five | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	5.80%		5.80%
Other Term Loan Six
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Other term loans	$ 21,396		$ 33,568
Other Term Loan Six | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	8.00%		6.36%
Other Term Loan Six | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	19.68%		16.80%
Lease Liabilities One
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Lease liabilities	$ 11,082		$ 10,475
Lease Liabilities One | IBR
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	7.50%
Lease Liabilities One | Minimum | DTF
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest			5.18%
Lease Liabilities One | Minimum | IBR
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	3.82%
Lease Liabilities One | Maximum | DTF
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest			10.11%
Lease Liabilities One | Maximum | IBR
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	7.30%
Lease Liabilities Two
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Lease liabilities	$ 6,340		$ 3,653
Lease Liabilities Two | Minimum | DTF
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest			4.54%
Lease Liabilities Two | Minimum | IBR
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	4.20%
Lease Liabilities Two | Maximum | DTF
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest			10.42%
Lease Liabilities Two | Maximum | IBR
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	8.20%
Lease Liabilities Three
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Lease liabilities	$ 17,180		$ 14,787
Lease Liabilities Three | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	0.75%
Lease Liabilities Three | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	21.75%
Lease Liabilities Four
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Lease liabilities	$ 0		4,703
Lease Liabilities Four | IBR
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	4.68%
Lease Liabilities Four | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	1.91%
Lease Liabilities Four | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	12.23%
Lease Liabilities Five
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Lease liabilities	$ 645		$ 574
Lease Liabilities Five | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	0.33%		0.70%
Lease Liabilities Five | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	8.72%		19.08%
Portfolio Factoring One
Borrowings (Details) - Schedule of borrowings [Line Items]
Total Factoring obligations	$ 1,802		$ 1,508
Portfolio Factoring One | DTF
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	8.00%		7.00%
Portfolio Factoring Two
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	2.15%
Total Factoring obligations	$ 1,553		$ 809
Portfolio Factoring Two | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest			15.00%
Portfolio Factoring Two | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest			27.00%
Portfolio Factoring Three
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	18.00%
Total Factoring obligations	$ 551		$ 0
Portfolio Factoring Four
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	9.95%
Total Factoring obligations	$ 205		0
Overdrafts and credit cards
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	32.00%
Overdrafts and credit cards	$ 20		$ 80
Overdrafts and credit cards | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest			19.68%
Overdrafts and credit cards | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest			32.00%
Overdrafts And Credit Cards Two
Borrowings (Details) - Schedule of borrowings [Line Items]
Overdrafts and credit cards	$ 18		$ 0
Overdrafts And Credit Cards Two | Minimum | FECI
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	1.00%
Overdrafts And Credit Cards Two | Maximum | SOFR
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	3.00%
Overdrafts And Credit Cards Three
Borrowings (Details) - Schedule of borrowings [Line Items]
Overdrafts and credit cards	$ 115		0
Overdrafts And Credit Cards Three | Minimum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	11.29%
Overdrafts And Credit Cards Three | Maximum
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	29.99%
The Prudential Insurance Company Of America
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	8.50%
Total Notes	$ 60,020		60,020
Prudential Annuities Life Assurance Corporation
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	8.50%
Total Notes	$ 29,980		29,980
Healthspring Life & Health Insurance Company, Inc
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	8.50%
Total Notes	$ 18,350		18,350
CIGNA Health and Life Insurance Company
Borrowings (Details) - Schedule of borrowings [Line Items]
Range of Interest	8.50%
Total Notes	$ 6,650		$ 6,650